Property and Equipment	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
4.	PROPERTY AND EQUIPMENT

	July 31,	January 31,
	2021	2021
Lab equipment	$144,585	$144,585
Machinery and equipment	1,097,532	1,056,935
Furniture and fixtures	28,442	19,643
	1,270,559	1,221,163
Less: Accumulated depreciation	(235,450)	(144,537)
Net Property and Equipment	$1,035,109	$1,076,626

Depreciation expense amounted to $90,913 and 17,558 for the six months ended July 31, 2021 and 2020, respectively.

3.	PROPERTY AND EQUIPMENT

	January 31,
	2021	2020
Lab equipment	$144,585	$144,585
Machinery and equipment	1,053,966	-
Furniture and fixtures	22,612	19,643
	1,221,163	164,228
Less: Accumulated depreciation	(144,537)	(53,199)
Net Property and Equipment	$1,076,626	$111,029

Depreciation expense amounted to $91,338 and $35,118 for the years ended January 31, 2021 and 2020, respectively.